Employee Benefits	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Employee Benefits
25.	Employee Benefits:

As of December 31, 2024 and 2023, this item is composed as follows:

	2024	2023
	MCh$	MCh$
Short-term employee benefits	143,305	144,455
Benefits to employees for contract termination	8,328	9,677
Total	151,633	154,132

(a)	Short-term employee benefits:

(i)	Compliance bonuses provision:

	2024	2023
	MCh$	MCh$
Balances as of January 1	71,102	73,204
Net provisions established	54,087	58,135
Provisions used	(56,833)	(60,237)
Total	68,356	71,102

(ii)	Vacation provision:

	2024	2023
	MCh$	MCh$
Balances as of January 1	43,257	41,257
Net provisions established	8,433	10,250
Provisions used	(8,866)	(8,250)
Total	42,824	43,257

(iii)	Other benefits provision:

	2024	2023
	MCh$	MCh$
Balances as of January 1	30,096	14,119
Net provisions established	54,571	54,366
Provisions used	(52,542)	(38,389)
Total	32,125	30,096
(b)	Benefits to employees for contract termination:

(i)	Changes of the provision for employee benefits due to the termination of the employment contract:

	2024	2023
	MCh$	MCh$
Present value of the obligations at the beginning of the period	9,677	10,735
Increase in provision	586	1,357
Benefit paid	(1,820)	(2,490)
Effect of change in actuarial factors	(115)	75
Total	8,328	9,677

(ii)	Net benefits expenses:

	2024	2023
	MCh$	MCh$
Increase in provisions	137	881
Interest cost of benefits obligations	449	476
Effect of change in actuarial factors	(115)	75
Net benefit expenses	471	1,432

(iii)	Factors used in the calculation:

The main assumptions used in the determination of severance indemnity obligations for the Bank’s plan are shown below:

	December 31, 2024	December 31, 2023
	%	%
Discount rate	5.71	5.77
Salary increase rate	4.50	5.60
Payment probability	99.99	99.99

The most recent actuarial valuation of the staff severance indemnities provision was carried out during the third quarter of 2024.

(c)	Share-based compensation programs:

As of December 31, 2024 and 2023, the Bank and its subsidiaries do not have a stock-based compensation plan.